Cash and cash equivalents (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	$ 320,274	$ 242,308	$ 221,071
Bank balances	80,767,977	71,393,732	64,085,358
Cash	81,088,251	71,636,040	64,306,429
Time deposits	106,109,299	4,356,420	46,723,278
Securities purchased under resale agreements	179,357,487	101,077,015	196,319,058
Investments in mutual funds	19,194,583	5,888,424	10,194,222
Short term investments classified as cash equivalents	198,552,070	106,965,439	206,513,280
Cash equivalents	304,661,369	111,321,859	253,236,558
Overnight deposits	10,639,396	13,411,325	1,471,063
Total other cash and cash equivalents	10,639,396	13,411,325	1,471,063
Total	396,389,016	196,369,224	319,014,050	$ 170,044,602
chilean Peso [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	83,672	92,440	77,940
Bank balances	63,009,146	48,583,607	39,692,222
Cash	63,092,818	48,676,047	39,770,162
Time deposits	92,915,729	2,450,392	24,755,756
Securities purchased under resale agreements	179,353,248	101,077,015	196,319,058
Investments in mutual funds	0	0	0
Short term investments classified as cash equivalents	179,353,248	101,077,015	196,319,058
Cash equivalents	272,268,977	103,527,407	221,074,814
Overnight deposits	0	0	0
Total other cash and cash equivalents	0	0	0
Total	335,361,795	152,203,454	260,844,976
US Dollar [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	3,702	3,964	5,290
Bank balances	7,026,213	10,176,489	17,550,277
Cash	7,029,915	10,180,453	17,555,567
Time deposits	4,621,188	1,906,028	0
Securities purchased under resale agreements	4,239	0	0
Investments in mutual funds	0	0	0
Short term investments classified as cash equivalents	0	0	0
Cash equivalents	4,625,427	1,906,028	0
Overnight deposits	10,639,396	13,411,325	1,471,063
Total other cash and cash equivalents	10,639,396	13,411,325	1,471,063
Total	22,294,738	25,497,806	19,026,630
Euro [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	0	0	0
Bank balances	862,011	2,592,865	954,640
Cash	862,011	2,592,865	954,640
Time deposits	0	0	0
Securities purchased under resale agreements	0	0	0
Investments in mutual funds	0	0	0
Short term investments classified as cash equivalents	0	0	0
Cash equivalents	0	0	0
Overnight deposits	0	0	0
Total other cash and cash equivalents	0	0	0
Total	862,011	2,592,865	954,640
Argentine Pesos [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	13,683	6,727	5,477
Bank balances	2,474,235	1,577,902	1,039,825
Cash	2,487,918	1,584,629	1,045,302
Time deposits	8,572,382	0	21,967,522
Securities purchased under resale agreements	0	0	0
Investments in mutual funds	19,194,583	5,888,424	10,194,222
Short term investments classified as cash equivalents	19,194,583	5,888,424	10,194,222
Cash equivalents	27,766,965	5,888,424	32,161,744
Overnight deposits	0	0	0
Total other cash and cash equivalents	0	0	0
Total	30,254,883	7,473,053	33,207,046
Uruguayan Peso [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	0	0	0
Bank balances	1,213,256	1,384,395	548,975
Cash	1,213,256	1,384,395	548,975
Time deposits	0	0	0
Securities purchased under resale agreements	0	0	0
Investments in mutual funds	0	0	0
Short term investments classified as cash equivalents	0	0	0
Cash equivalents	0	0	0
Overnight deposits	0	0	0
Total other cash and cash equivalents	0	0	0
Total	1,213,256	1,384,395	548,975
Paraguayan Guarani [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	26,056	0	0
Bank balances	2,508,234	2,763,191	2,495,748
Cash	2,534,290	2,763,191	2,495,748
Time deposits	0	0	0
Securities purchased under resale agreements	0	0	0
Investments in mutual funds	0	0	0
Short term investments classified as cash equivalents	0	0	0
Cash equivalents	0	0	0
Overnight deposits	0	0	0
Total other cash and cash equivalents	0	0	0
Total	2,534,290	2,763,191	2,495,748
Bolivian [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	193,161	139,177	132,364
Bank balances	3,227,494	3,184,376	1,127,401
Cash	3,420,655	3,323,553	1,259,765
Time deposits	0	0	0
Securities purchased under resale agreements	0	0	0
Investments in mutual funds	0	0	0
Short term investments classified as cash equivalents	0	0	0
Cash equivalents	0	0	0
Overnight deposits	0	0	0
Total other cash and cash equivalents	0	0	0
Total	3,420,655	3,323,553	1,259,765
Others [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	0	0	0
Bank balances	447,388	1,130,907	676,270
Cash	447,388	1,130,907	676,270
Time deposits	0	0	0
Securities purchased under resale agreements	0	0	0
Investments in mutual funds	0	0	0
Short term investments classified as cash equivalents	0	0	0
Cash equivalents	0	0	0
Overnight deposits	0	0	0
Total other cash and cash equivalents	0	0	0
Total	$ 447,388	$ 1,130,907	$ 676,270